Fees and Expenses	Oct. 31, 2025
Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Money Market Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
The table below describes the expenses that you may pay if you buy, hold and sell Administrative Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Administrative Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	None
Other Expenses	0.08%
Shareholder Administration Fee	0.15%
Total Annual Fund Operating Expenses[1]	0.38%
Fee Waiver and/or Expense Reimbursement[1]	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.35%
[1]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The example below is intended to help you compare the cost of investing in the Fund’s  Administrative  Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s  Administrative Class for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

	1 Year	3 Years	5 Years	10 Years
Administrative Class	$36	$119	$210	$477

Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Tax-Exempt Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
The table below describes the expenses that you may pay if you buy, hold and sell Administrative Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Administrative Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	None
Other Expenses	0.19%
Shareholder Administration Fee	0.15%
Total Annual Fund Operating Expenses[1]	0.49%
Fee Waiver and/or Expense Reimbursement[1]	0.14%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.35%
[2]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The example below is intended to help you compare the cost of investing in the Fund’s  Administrative  Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s  Administrative Class for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

	1 Year	3 Years	5 Years	10 Years
Administrative Class	$36	$143	$260	$602

Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Money Market Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
The table below describes the expenses that you may pay if you buy, hold and sell Advisory Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Advisory Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	None
Other Expenses	0.08%
Service and Shareholder Administration Fee	0.25%
Total Annual Fund Operating Expenses[1]	0.48%
Fee Waiver and/or Expense Reimbursement[1]	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.45%
[3]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The example below is intended to help you compare the cost of investing in the Fund’s  Advisory  Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s  Advisory Class for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

	1 Year	3 Years	5 Years	10 Years
Advisory Class	$46	$151	$266	$601

Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Tax-Exempt Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
The table below describes the expenses that you may pay if you buy, hold and sell Advisory Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Advisory Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	None
Other Expenses	0.19%
Service and Shareholder Administration Fee	0.25%
Total Annual Fund Operating Expenses[1]	0.59%
Fee Waiver and/or Expense Reimbursement[1]	0.14%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.45%
[4]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The example below is intended to help you compare the cost of investing in the Fund’s  Advisory  Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s  Advisory Class for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

	1 Year	3 Years	5 Years	10 Years
Advisory Class	$46	$175	$315	$725

Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Money Market Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
The table below describes the expenses that you may pay if you buy, hold and sell Cash Management Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Cash Management Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	0.10%
Other Expenses	0.08%
Shareholder Service Fee	0.05%
Total Annual Fund Operating Expenses[1]	0.38%
Fee Waiver and/or Expense Reimbursement[1]	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.35%
[5]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The example below is intended to help you compare the cost of investing in the Fund’s  Cash Management  Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s  Cash Management Class for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

	1 Year	3 Years	5 Years	10 Years
Cash Management Class	$36	$119	$210	$477

Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Tax-Exempt Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
The table below describes the expenses that you may pay if you buy, hold and sell Cash Management Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Cash Management Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	0.10%
Other Expenses	0.19%
Shareholder Service Fee	0.05%
Total Annual Fund Operating Expenses[1]	0.49%
Fee Waiver and/or Expense Reimbursement[1]	0.14%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.35%
[6]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The example below is intended to help you compare the cost of investing in the Fund’s  Cash Management  Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s  Cash Management Class for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

	1 Year	3 Years	5 Years	10 Years
Cash Management Class	$36	$143	$260	$602

Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Money Market Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
The table below describes the expenses that you may pay if you buy, hold and sell Investor Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Investor Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	None
Other Expenses	0.08%
Shareholder Administration Fee	0.10%
Total Annual Fund Operating Expenses[1]	0.33%
Fee Waiver and/or Expense Reimbursement[1]	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.30%
[7]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The example below is intended to help you compare the cost of investing in the Fund’s  Investor  Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s  Investor Class for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

	1 Year	3 Years	5 Years	10 Years
Investor Class	$31	$103	$182	$415

Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Tax-Exempt Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
The table below describes the expenses that you may pay if you buy, hold and sell Investor Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Investor Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	None
Other Expenses	0.19%
Shareholder Administration Fee	0.10%
Total Annual Fund Operating Expenses[1]	0.44%
Fee Waiver and/or Expense Reimbursement[1]	0.14%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.30%
[8]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The example below is intended to help you compare the cost of investing in the Fund’s  Investor  Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s  Investor Class for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

	1 Year	3 Years	5 Years	10 Years
Investor Class	$31	$127	$232	$541

Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Money Market Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
The table below describes the expenses that you may pay if you buy, hold and sell Participant Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Participant Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	0.25%
Other Expenses	0.08%
Shareholder Service Fee	0.25%
Total Annual Fund Operating Expenses[1]	0.73%
Fee Waiver and/or Expense Reimbursement[1]	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.70%
[9]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The example below is intended to help you compare the cost of investing in the Fund’s  Participant  Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s  Participant Class for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

	1 Year	3 Years	5 Years	10 Years
Participant Class	$72	$230	$403	$904

Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Tax-Exempt Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
The table below describes the expenses that you may pay if you buy, hold and sell Participant Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Participant Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	0.25%
Other Expenses	0.19%
Shareholder Service Fee	0.25%
Total Annual Fund Operating Expenses[1]	0.84%
Fee Waiver and/or Expense Reimbursement[1]	0.14%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.70%
[10]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The example below is intended to help you compare the cost of investing in the Fund’s  Participant  Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s  Participant Class for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

	1 Year	3 Years	5 Years	10 Years
Participant Class	$72	$254	$452	$1,024

Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Money Market Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
The table below describes the expenses that you may pay if you buy, hold and sell Select Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Select Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	0.55%
Other Expenses	0.08%
Shareholder Service Fee	0.25%
Total Annual Fund Operating Expenses[1]	1.03%
Fee Waiver and/or Expense Reimbursement[1]	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	1.00%
[11]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The example below is intended to help you compare the cost of investing in the Fund’s  Select  Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s  Select Class for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

	1 Year	3 Years	5 Years	10 Years
Select Class	$102	$325	$566	$1,257

Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Tax-Exempt Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
The table below describes the expenses that you may pay if you buy, hold and sell Select Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Select Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	0.55%
Other Expenses	0.19%
Shareholder Service Fee	0.25%
Total Annual Fund Operating Expenses[1]	1.14%
Fee Waiver and/or Expense Reimbursement[1]	0.14%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	1.00%
[12]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The example below is intended to help you compare the cost of investing in the Fund’s  Select  Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s  Select Class for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

	1 Year	3 Years	5 Years	10 Years
Select Class	$102	$348	$614	$1,374

Morgan Stanley Institutional Liquidity Funds - Wealth Class Portfolios | MSILF Money Market Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
The table below describes the expenses that you may pay if you buy, hold and sell Wealth Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Wealth Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	None
Other Expenses	0.08%
Total Annual Fund Operating Expenses[1]	0.23%
Fee Waiver and/or Expense Reimbursement[1]	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.20%
[13]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The example below is intended to help you compare the cost of investing in the Fund’s  Wealth  Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s  Wealth Class for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

	1 Year	3 Years	5 Years	10 Years
Wealth Class	$20	$71	$126	$290

Morgan Stanley Institutional Liquidity Funds - Wealth Class Portfolios | MSILF Tax-Exempt Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
The table below describes the expenses that you may pay if you buy, hold and sell Wealth Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Wealth Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	None
Other Expenses	0.19%
Total Annual Fund Operating Expenses[1]	0.34%
Fee Waiver and/or Expense Reimbursement[1]	0.14%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.20%
[14]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The example below is intended to help you compare the cost of investing in the Fund’s  Wealth  Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s  Wealth Class for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

	1 Year	3 Years	5 Years	10 Years
Wealth Class	$20	$95	$177	$417

Morgan Stanley Institutional Liquidity Funds - Wealth S Class Portfolios | MSILF Money Market Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
The table below describes the expenses that you may pay if you buy, hold and sell Wealth S Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Wealth S Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	None
Other Expenses	0.08%
Shareholder Administration Fee	0.05%
Total Annual Fund Operating Expenses[1]	0.28%
Fee Waiver and/or Expense Reimbursement[1]	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.25%
[15]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The example below is intended to help you compare the cost of investing in the Fund’s  Wealth S  Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s  Wealth S Class for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

	1 Year	3 Years	5 Years	10 Years
Wealth S Class	$26	$87	$154	$353

Morgan Stanley Institutional Liquidity Funds - Wealth S Class Portfolios | MSILF Tax-Exempt Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
The table below describes the expenses that you may pay if you buy, hold and sell Wealth S Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Wealth S Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	None
Other Expenses	0.19%
Shareholder Administration Fee	0.05%
Total Annual Fund Operating Expenses[1]	0.39%
Fee Waiver and/or Expense Reimbursement[1]	0.14%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.25%
[16]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The example below is intended to help you compare the cost of investing in the Fund’s  Wealth S  Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s  Wealth S Class for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

	1 Year	3 Years	5 Years	10 Years
Wealth S Class	$26	$111	$205	$479

Morgan Stanley Institutional Liquidity Funds - Impact Partner Class Portfolios | MSILF Money Market Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
The table below describes the expenses that you may pay if you buy, hold and sell Impact Partner Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Impact Partner Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	None
Other Expenses	0.08%
Total Annual Fund Operating Expenses[1]	0.23%
Fee Waiver and/or Expense Reimbursement[1]	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.20%
[17]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The example below is intended to help you compare the cost of investing in the Fund’s  Impact Partner  Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s  Impact Partner Class for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

	1 Year	3 Years	5 Years	10 Years
Impact Partner Class	$20	$71	$126	$290

Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Money Market Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
The table below describes the expenses that you may pay if you buy, hold and sell Advisor Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Advisor Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	None
Other Expenses	0.08%
Total Annual Fund Operating Expenses[1]	0.23%
Fee Waiver and/or Expense Reimbursement[1]	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.20%
[18]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The example below is intended to help you compare the cost of investing in the Fund’s  Advisor  Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s  Advisor Class for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

	1 Year	3 Years	5 Years	10 Years
Advisor Class	$20	$71	$126	$290

Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Tax-Exempt Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
The table below describes the expenses that you may pay if you buy, hold and sell Advisor Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Advisor Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	None
Other Expenses	0.19%
Total Annual Fund Operating Expenses[1]	0.34%
Fee Waiver and/or Expense Reimbursement[1]	0.14%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.20%
[19]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The example below is intended to help you compare the cost of investing in the Fund’s  Advisor  Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s  Advisor Class for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

	1 Year	3 Years	5 Years	10 Years
Advisor Class	$20	$95	$177	$417

[1]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc. (“MSIM”), has agreed to waive all or a portion of its advisory fee, its administration fee and/or reimburse the Fund’s Administrative Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.35%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[2]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc. (“MSIM”), has agreed to waive all or a portion of its advisory fee, its administration fee and/or reimburse the Fund’s Administrative Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.35%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[3]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc. (“MSIM”), has agreed to waive all or a portion of its advisory fee, its administration fee and/or reimburse the Fund’s Advisory Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.45%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[4]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc. (“MSIM”), has agreed to waive all or a portion of its advisory fee, its administration fee and/or reimburse the Fund’s Advisory Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.45%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[5]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc. (“MSIM”), has agreed to waive all or a portion of its advisory fee, its administration fee and/or reimburse the Fund’s Cash Management Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.35%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[6]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc. (“MSIM”), has agreed to waive all or a portion of its advisory fee, its administration fee and/or reimburse the Fund’s Cash Management Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.35%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[7]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc. (“MSIM”), has agreed to waive all or a portion of its advisory fee, its administration fee and/or reimburse the Fund’s Investor Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.30%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[8]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc. (“MSIM”), has agreed to waive all or a portion of its advisory fee, its administration fee and/or reimburse the Fund’s Investor Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.30%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[9]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc. (“MSIM”), has agreed to waive all or a portion of its advisory fee, its administration fee and/or reimburse the Fund’s Participant Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.70%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[10]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc. (“MSIM”), has agreed to waive all or a portion of its advisory fee, its administration fee and/or reimburse the Fund’s Participant Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.70%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[11]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc. (“MSIM”), has agreed to waive all or a portion of its advisory fee, its administration fee and/or reimburse the Fund’s Select Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[12]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc. (“MSIM”), has agreed to waive all or a portion of its advisory fee, its administration fee and/or reimburse the Fund’s Select Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[13]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc. (“MSIM”), has agreed to waive all or a portion of its advisory fee, its administration fee and/or reimburse the Fund’s Wealth Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.20%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[14]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc. (“MSIM”), has agreed to waive all or a portion of its advisory fee, its administration fee and/or reimburse the Fund’s Wealth Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.20%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[15]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc. (“MSIM”), has agreed to waive all or a portion of its advisory fee, its administration fee and/or reimburse the Fund’s Wealth S Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.25%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[16]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc. (“MSIM”), has agreed to waive all or a portion of its advisory fee, its administration fee and/or reimburse the Fund’s Wealth S Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.25%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[17]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc. (“MSIM”), has agreed to waive all or a portion of its advisory fee, its administration fee and/or reimburse the Fund’s Impact Partner Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.20%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[18]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc. (“MSIM”), has agreed to waive all or a portion of its advisory fee, its administration fee and/or reimburse the Fund’s Advisor Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.20%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[19]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc. (“MSIM”), has agreed to waive all or a portion of its advisory fee, its administration fee and/or reimburse the Fund’s Advisor Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.20%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.